Summary of Significant Accounting Policies - Schedule of Cash Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 96,355	$ 117,871
Restricted Cash, Current	14,077	13,807
Total cash, cash equivalents and restricted cash	$ 110,432	$ 131,678	$ 34,393	$ 8,721